Subsequent Events (Details Narrative) - USD ($)			1 Months Ended
	Mar. 03, 2022	Jan. 03, 2022	Aug. 23, 2022	Jun. 30, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Common stock, shares issued				10,350,579		10,350,574	12,273,036
Share based compensation shares authorized under stock option plans exercise price range number of outstanding options				342,294		241,128
Subsequent Event [Member] | Equity Option [Member]
Subsequent Event [Line Items]
Stock issued during period non employee director compensation			36,845
Subsequent Event [Member] | Supply and Development Support Agreement [Member] | Musculoskeletal Transplant Foundation, Inc [Member]
Subsequent Event [Line Items]
Agreement effective period description	The Agreement is in effect for a period of five years and may be extended for one (1) or more years upon mutual agreement of the Company and MTF.
Ms.Walsh [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Officer base salary		$ 200,000
Annual target bonus		25.00%
Employment agreement, description		The annual bonus, if any, shall be paid on or before March 15th of the calendar year following the year in which it is considered earned. The actual annual bonus paid may be more or less than twenty-five percent (25%) of Ms. Walsh’s base salary
Common stock, shares issued		25,000
Mr.Frelick [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares issued					50,000
Director [Member]
Subsequent Event [Line Items]
Share based compensation shares authorized under stock option plans exercise price range number of outstanding options					26,166